5. EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Exploration and Evaluation Assets, Recovered exploration expenditures		$ (9,750)
GDR (Yukon)
Research and development expense	$ 147,497	48,959
Twin Canyon (Colorado)
Exploration and Evaluation Assets, Write-down of properties	710,523
Klondike (Colorado)
Exploration and Evaluation Assets, Write-down of properties	8,922
Stateline (Colorado and Utah)
Exploration and Evaluation Assets, Recovered exploration expenditures	2,067
Haldane
Accumulated expense on advancing property	7,121,375	5,686,215
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Tim
Non-current receivables due from related parties	0	9,750
Exploration and Evaluation Assets, Recovered exploration expenditures		(9,750)
White River, Goz Creek and MOR (Yukon)
Accumulated expense on advancing property	$ 1,146,037	$ 1,138,009